SHARE-BASED COMPENSATION - Option assumptions and Activity (Details) - Share options $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Number of Options
Share options outstanding at the beginning of the period (in shares) | shares		2,044,724
Forfeited (in shares) | shares		(32,019)
Exercised (in shares) | shares		(876,715)	(609,224)	(684,632)
Share options outstanding at the end of the period (in shares) | shares		1,135,990	2,044,724
Share options vested or expected to vest (in shares) | shares	1,125,336
Share options exercisable (in shares) | shares	1,099,720
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.12
Forfeited (in dollars per shares) | $ / shares	1.75
Exercised (in dollars per shares) | $ / shares	2.42
Share options outstanding at the end of the period (in dollars per shares) | $ / shares	1.89
Share options vested or expected to vest (in dollars per shares) | $ / shares	1.87
Share options exercisable (in dollars per shares) | $ / shares	$ 1.81
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted average remaining contractual life		10 months 28 days
Share options vested or expected to vest, Weighted average remaining contractual life		10 months 21 days
Share options exercisable, Weighted average remaining contractual life		9 months 29 days
Share options outstanding, Aggregate intrinsic value | $	$ 30
Share options vested or expected to vest, Aggregate intrinsic value | $	30
Share options exercisable, Aggregate intrinsic value | $	$ 29
Weighted-average period for recognition of unrecognized compensation costs		1 year 1 month 6 days
Aggregate intrinsic value of options exercised | ¥		¥ 194	¥ 77	¥ 41